BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity
Common stock, shares par value	$ 0.00001	$ 0.00001	$ .00001
Common stock, shares authorized	1,500,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	779,836,384	700,836,384	569,920,485
Common stock, shares outstanding	779,836,384	700,836,384	569,920,485
Preferred stock, shares par value	$ 0.00001	$ 0.00001	$ .00001
Preferred stock, shares authorized	50,000	50,000	50,000
Preferred stock, shares issued	34,289	34,289	39,839
Preferred stock, shares outstanding	34,289	34,289	39,839